Lease Arrangements	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS

a.	Right-of-use assets

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$25,141.9	$30,256.9
Buildings	2,544.8	2,323.8
Machinery and equipment	—	3.9
Office equipment	41.8	34.7

	$27,728.5	$32,619.3

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Additions to right-of-use assets	$5,511.0	$6,220.1

Depreciation of right-of-use assets
Land	$605.8	$899.4
Buildings	278.2	310.6
Machinery and equipment	581.9	0.2
Office equipment	12.2	10.9

	$1,478.1	$1,221.1

Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	$37.9	$40.7

b.	Lease liabilities

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$1,828.0	$1,861.3
Noncurrent portion	20,560.6	21,030.4

	$22,388.6	$22,891.7

Ranges of discount rates for lease liabilities are as follows:

	December 31, 2020	June 30, 2021

Land	0.48%-2.14%	0.39%-2.14%
Buildings	0.54%-3.88%	0.39%-3.88%
Machinery and equipment	—	0.71%
Office equipment	0.28%-3.88%	0.28%-3.88%

c.	Material terms of right-of-use assets
The Company leases land and buildings mainly for the use of plants and offices with lease terms of 1 to 36 years. The lease contracts for land located in the R.O.C. specify that lease payments will be adjusted every 2 years on the basis of changes in announced land value prices. The Company does not have purchase options to acquire the leasehold land and buildings at the end of the lease terms.

d.	Subleases
The Company subleases the right to use its buildings and machinery and equipment under operating leases with lease terms of 1 to 6 years.
The maturity analysis of lease payments rec
e
ivable under operating subleases is as follows:

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Year 1	$144.1	$65.0

e.	Other lease information

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Expenses relating to short-term leases	$1,754.8	$2,588.9

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$97.2	$101.0

Total cash outflow for leases	$3,568.8	$3,660.1